PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	As of June 30,
	2021	2020
Buildings	$28,128,416	$25,532,908
Machinery and equipment	7,524,170	6,698,443
Office equipment and furniture	1,296,201	765,597
Automobiles	754,764	810,156
Leasehold improvements	41,095,980	5,028,382
Construction-in-progress (“CIP”) (1)	597,594	10,647,107
Total	79,397,125	49,482,593
Less: accumulated depreciation	(9,214,249)	(5,668,986)
Impairment of fixed assets	(306,837)	(280,095)
Property, plant and equipment, net	$69,876,039	$43,533,512

SCHEDULE OF FUTURE MINIMUM CAPITAL EXPENDITURES

As of June 30, 2021, future minimum capital expenditures payable on the Company’s construction-in-progress projects are estimated as follows:

	Capital expenditure payable on Dongguan Jiasheng	Capital expenditure payable on pet store under Dogness Culture	Total
2022	$7,217,370	$106,718	$7,324,088
2023	1,247,708	-	1,247,708
2024	929,400	-	929,400
2025	774,500	-	774,500
2026	634,365	-	634,365
Total	$10,803,343	$106,718	$10,910,061

	Capital expenditure payable on Dongguan Jiasheng	Capital expenditure payable on pet store under Dogness Culture	Total
2022	$2,286,454	$58,141	$2,344,595
2023	1,247,708	-	1,247,708
2024	929,400	-	929,400
2025	774,500	-	774,500
2026	634,365	-	634,365
Total	$5,872,427	$58,141	$5,930,568